Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Derivative Financial Instruments
8.	DERIVATIVE FINANCIAL INSTRUMENTS
See accounting policy in Note 2.3.5.
The Company has contracted derivative financial instruments to protect operations against the risks of fluctuations in exchange rates, interest rates, and share prices. The Company does not contract derivative instruments for speculative purposes.

•
Equity swap: the main objective of neutralizing fluctuations in the EMBR3 share price, with a view to the future settlement of share-based payment plans (Note 26.1). The fair value of these instruments is determined by calculating the difference between (i) the multiplication of the share’s closing price and the number of shares traded, and (ii) the notional value remunerated by the contractual interest rates until maturity, which is then discounted to present value using current market rates.

•
Purchase of sell and buy currency options: in order to protect cash flows for wage expenses and corresponding labor charges denominated in R$ from currency fluctuations risks. The strategy used by the Company involves a zero-cost
collar, which consists of purchasing a put option and selling a call option, all contracted with the same counterparty to maintain a zero-net
premium. The Company adopts the
Black-76
pricing model along with observable data to measure the fair value of these instruments.

•
Non-deliverable
forward (“NDF”): the purpose of protecting the Company from risks associated with fluctuations in exchange rates. The fair value of these instruments is measured under the discounted cash flow model. Future cash flows are estimated based on future exchange rates observed at the reporting period and future contractual rates, then discounted at current market rates.

•
Eve Holding issued warrants to grant holders the right, but not the obligation, to purchase shares of Eve Holding (NYSE: EVEX). Changes in the fair value are recognized in profit or loss as financial results.

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2024	12.31.2023
Cash flow hedge designated as hedge accounting					(17.6)	8.9

Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.00 and sale of call options at the weighted average exercise price of R$5.48	—	2024	—	8.9
		Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.42 and sale of call options at the weighted average exercise price of R$6.73	456.6	2025	(17.6)	—

Others derivatives not designated as hedge accounting					(73.0)	(116.6)

Export	Exchange rate	Non-Deliverable forwards to exchange euro currency debt to US dollar currency.	—	2024	—	(0.1)
Export	Exchange rate	Non-Deliverable forwards to exchange euro currency debt to US dollar currency.	60.0	2025	2.5	—
Equity	Share price: ticker EMBR3	Equity swap	—	2024	—	8.5
Equity (i)	Share price: ticker EMBR3	Equity swap	53.9	2025	10.5	—
Equity (ii)	Share price: ticker EVEX	Private warrants	14.2	2027	(7.0)	(14.0)
Equity (ii)	Share price: ticker EVEX	Public warrants	8.2	2027	(4.0)	(11.3)
Equity (iii)	Share price: ticker EVEX	Strategic warrants	32.5	2027	(75.0)	(99.7)

					(90.6)	(107.7)

		Assets
		Current			13.2	17.5

		Liabilities
		Current			(71.9)	(85.7)
		Non-current			(31.9)	(39.5)

		Net derivative financial instruments			(90.6)	(107.7)

(i)
In April 2024, the Company entered into
18-month
swap contracts with Banco Santander S.A. Under these contracts, the Company will receive the price variation on 3,290,230 shares issued by Embraer (EMBR3) and will pay CDI plus 0.80% p.a. on the notional amount.

Additionally, in December 2024, the Company entered into
12-month
swap contracts with Banco Itaú S.A. Under these contracts, the Company will receive the price variation on 4,032,300 shares issued by Embraer (EMBR3) and will pay CDI plus 0.70% p.a. on the notional amount.
As of December 31, 2024, the Company had no margin calls related to these derivative financial instruments.

(ii)
Refers to the 8,203,407 (2023: 11,499,879) public warrants and 14,250,000 (2023: idem) private warrants issued by Eve Holding with a strike price of US$ 11.50 (eleven dollars and fifty cents) per share. The exercise period for these warrants will expire on the date that occurs first: May 9, 2027, the date set by the issuer to redeem all warrants or liquidation of the issuer.

The public warrants are listed and traded on the NYSE under the ticker EVEX.WS, and their fair value is derived directly from observable market prices. The fair value is calculated by multiplying the unit price of the option by the number of options. The private warrants have similar terms as the public warrants, except for the US$0.01 (one cent) cash redemption feature. The fair value measurement of the private warrants is identical to that of the public warrants since the differences between them do not affect their fair value.

(iii)	Refers to the 32,522,536 (2023: 37,422,536) strategic warrants units issued by Eve Holding under the following conditions:

•
Penny warrants: 20,522,536 (2023: 20,422,536) units with an exercise price of US$0.01 (one cent) per share. The fair value measurement of this instrument considers the fair value of the EVEX share minus the exercise price. Furthermore, when the exercise of the option is conditioned on the occurrence of future events, the probability of these events occurring is also considered in the measurement.

•
Market warrants: 12,000,000 (2023: 17,000,000) units with an exercise price of US$15.00 (fifteen dollars) per share. The Black-Scholes pricing model is used to measure the fair value of these financial instruments. In July 2024, 5,000,000 units with an exercise price of US$11.50 (eleven dollars and fifty cents) were extinguished as a result of the capital contribution made to Eve Holding. See further information in Note 2.3.1.

The amount reported in other comprehensive income related to cash flow hedge is detailed as follows:

	12.31.2024	12.31.2023	12.31.2022
Changes in fair value
Gain hedging reserve	—	7.4	—
(Loss) gain cost of hedging reserve	(17.6)	1.6	2.3
Deferred tax	6.0	—	—
Reclassification to profit or loss
Fair value	(8.9)	(2.5)	1.2
Other reclassifications	(4.2)	0.8	0.7

Total reported in other comprehensive income	(24.7)	7.3	4.2